FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 25, 2014
Fair Value Disclosures [Abstract]
Assets Measured At Fair Value On Non-Recurring Basis
The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 25, 2014 and June 26, 2013 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 25, 2014	$0	$0	$1,342	$1,342
At June 26, 2013	$0	$0	$333	$333
Liquor licenses:
At June 25, 2014	$0	$0	$0	$0
At June 26, 2013	$0	$100	$0	$100
Reacquired franchise rights:
At June 25, 2014	$0	$0	$8,860	$8,860